Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2022	$ 3,440	$ 1,560	$ 16,203,206	$ 7,543,235	$ 290,730	$ 24,042,171	$ (620,722)	$ 23,421,449
Balance, shares at Jun. 30, 2022	34,401,887	15,598,113
Net income				3,789,813		3,789,813	304,348	4,094,161
Foreign currency translation adjustment					1,956,696	1,956,696	(1,797)	1,954,899
Balance at Jun. 30, 2023	$ 3,440	$ 1,560	16,203,206	11,333,048	(1,665,966)	25,875,288	(314,577)	25,560,711
Balance, shares at Jun. 30, 2023	34,401,887	15,598,113
Net income				8,248,422		8,248,422	342,339	8,590,761
Foreign currency translation adjustment					106,703	106,703	(274)	106,429
Balance at Jun. 30, 2024	$ 3,440	$ 1,560	16,203,206	19,581,470	(1,772,669)	34,017,007	28,036	34,045,043
Balance, shares at Jun. 30, 2024	34,401,887	15,598,113
Net income				3,961,531		3,961,531	(141,718)	3,819,813
Foreign currency translation adjustment					(496,447)	(496,447)	4,260	(492,187)
Issuance of shares upon reverse recapitalization	$ 213		(2,565,853)			(2,565,640)		(2,565,640)
Issuance of shares upon reverse recapitalization, shares	2,127,958
Offering cost incurred for public offering			(2,685,519)			(2,685,519)		(2,685,519)
Conversion of Public Rights	$ 144		(144)
Conversion of Public Rights, shares	1,441,400
Injection from shareholders			2,511			2,511		2,511
Balance at Jun. 30, 2025	$ 3,797	$ 1,560	$ 10,954,201	$ 23,543,001	$ (1,276,222)	$ 33,226,337	$ (117,942)	$ 33,108,395
Balance, shares at Jun. 30, 2025	37,971,245	15,598,113